CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON-CURRENT AND CURRENT (Other Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 59	$ 22,823
Other investments	156	156
Other investments, net – Non-current	$ 215	$ 22,979